Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Outstanding Stock Options

At December 31, 2024, there were 970,308 granted stock options and 858,678 stock options remaining available for grant.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding as of January 1, 2022	-	-	-	-
Granted	540,523	€4.99	7.3	€-
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2022	540,523	€4.99	7.3	€272,480
Exercisable as of December 31, 2022	237,129	€5.66	4.42	€61,988
Outstanding, expected to vest as of December 31, 2022	303,394	€4.67	9.55	€210,492

Outstanding as of January 1, 2023	540,523	€4.99	7.3	€272,480
Granted	46,400	5.30	9.17	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2023	586,923	€4.84	6.53	€67,596
Exercisable as of December 31, 2023	382,785	€5.11	5.44	€33,796
Outstanding, expected to vest as of December 31, 2023	204,138	€4.34	8.58	€33,800

Outstanding as of January 1, 2024	586,923	€4.84	6.53	€67,596
Granted	587,650	2.87	9.50	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	(204,265)	5.94	-	-
Outstanding as of December 31, 2024	970,308	€3.65	8.75	€706,366
Exercisable as of December 31, 2024	514,210	€4.13	8.23	€199,667
Outstanding, expected to vest as of December 31, 2024	456,098	€3.10	9.33	€506,699

Schedule of share based compensation expenses

The Company’s share-based compensation expense for the years ended December 31, 2024, 2023, and 2022 is represented by the following table:

	Year ended December 31
	2024	2023	2022
(in Euros)
Research & development expense	€116,532	€73,392	€35,164
Research & development expense - related party	39,800	-	-
General & administrative expense	436,877	505,828	486,962
General & administrative expense - related party	254,046	160,664	200,609
Total	€847,255	€739,884	€722,735
Unrecognized expense	€1,404,415	€907,683	€1,639,082